Supplement to the
Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Class A, Class T, Class C, and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEME-17-01 1.885798.111	March 1, 2017

Supplement to the
Fidelity® Latin America Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

FALAA-17-01 1.928673.110	March 1, 2017

Supplement to the
Fidelity® International Discovery Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AID-17-01 1.813914.118	March 1, 2017

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGCS-17-01 1.900372.112	March 1, 2017

Supplement to the
Fidelity® Worldwide Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AWLD-17-01 1.899555.112	March 1, 2017

Supplement to the
Fidelity® China Region Fund
Class A, Class T, Class C, and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AHKC-17-01 1.885799.113	March 1, 2017

Supplement to the
Fidelity® Total International Equity Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ATIE-17-01 1.885796.115	March 1, 2017

Supplement to the
Fidelity® Emerging Markets Discovery Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the “Investment Details” section under the “Principal Investment Strategies” heading.

The Adviser allocates the fund's assets across emerging market sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities. The Adviser expects the fund's sector allocations will approximate the sector weightings of the MSCI Emerging Markets SMID Cap Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

AEMD-17-01 1.962839.108	March 1, 2017

Supplement to the
Fidelity® International Small Cap Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AISC-17-01 1.790649.135	March 1, 2017

Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class T, Class C and Class I
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGCS-AGCSIB-17-01 1.9865335.102	March 1, 2017

Supplement to the
Fidelity® Canada Fund
Class A, Class T, Class C, and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACAN-17-01 1.847747.115	March 1, 2017

Supplement to the
Fidelity® Japan Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AJPNA-17-01 1.928344.109	March 1, 2017

Supplement to the
Fidelity® Total Emerging Markets Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information replaces similar information found in the “Investment Details” section under the “Principal Investment Strategies” heading.

With respect to the fund's equity investments, the Adviser allocates the fund's assets across emerging markets sectors, using different Fidelity managers to handle investments. At present, those sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

ATEK-17-01 1.942953.108	March 1, 2017

Supplement to the
Fidelity® International Value Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFIV-17-01 1.855909.114	March 1, 2017

Supplement to the
Fidelity® Europe Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AEUF-17-01 1.9858205.105	March 1, 2017

Supplement to the
Fidelity® International Growth Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIGF-17-01 1.885800.113	March 1, 2017

Supplement to the
Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity® Emerging Markets Discovery Fund, Fidelity® Europe Fund, Fidelity® International Discovery Fund, Fidelity® International Growth Fund, Fidelity® International Small Cap Fund, Fidelity® International Small Cap Opportunities Fund, Fidelity® International Value Fund, Fidelity® Japan Fund, Fidelity® Latin America Fund, Fidelity® Total Emerging Markets Fund, Fidelity® Total International Equity Fund and Fidelity® Worldwide Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACOM10AB-17-01 1.893757.122	March 1, 2017

Supplement to the
Fidelity® International Small Cap Opportunities Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AILS-17-01 1.820236.116	March 1, 2017